Stock-Based Compensation - Additional Information (Detail) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 05, 2022	Mar. 08, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, outstanding, number (in shares)			24,153,000		24,153,000		27,582,000	24,915,000
Share-based compensation expense			$ 23,226,000	$ 22,470,000	$ 58,835,000	$ 55,207,000	$ 73,620,000	$ 28,932,000	$ 29,076,000
Share-based compensation arrangement by share-based payment award, options, grants in period, weighted average grant date fair value (in dollars per share)						$ 4.38	$ 4.38
Share-based compensation arrangement by share-based payment award, options, vested in period, fair value					22,300,000	$ 18,900,000	$ 24,800,000
Intrinsic value of options exercised						$ 400,000	400,000
Unrecognized compensation cost related to unvested stock options			$ 12,100,000		$ 12,100,000		$ 33,300,000
Compensation cost related to unvested stock options expected to be recognised over a weighted average service period					1 year 10 months 24 days		1 year 10 months 24 days
Options granted (in shares)					0		5,000,000
Weighted-average exercise price (in dollars per share)			$ 9.45		$ 9.45		$ 9.43	$ 9.32
Weighted-average remaining contractual term					6 years 3 months 18 days		7 years	7 years 7 months 6 days
Aggregate Intrinsic Value			$ 0		$ 0		$ 0
Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 7,900,000
Unvested restricted stock units | Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement equity instruments other than granted during the period (in shares)		12,500,000				12,500,000
2018 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment arrangement number of options available to purchase (in shares)		0
Share-based compensation arrangement by share-based payment award, options, outstanding, number (in shares)		24,657,302
Share-based compensation arrangement by share-based payment award, expiration period		10 years					10 years
Options granted (in shares)		0
2018 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage		20.00%
2018 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage		25.00%
2018 Plan | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award vesting period		1 year
2018 Plan | Share-based Payment Arrangement, Tranche One | Share-based Payment Arrangement, Option | Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage		25.00%
2018 Plan | Share-based Payment Arrangement, Tranche Two | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage		1.67%
2018 Plan | Share-based Payment Arrangement, Tranche Two | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage		2.08%
2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment arrangement number of options available to purchase (in shares)		58,631,907
Share-based compensation arrangement by share-based payment award, options, outstanding, number (in shares)		24,657,302
Share-based compensation arrangement by share-based payment award, number of shares available for grant (in shares)							18,594,386
2021 Plan | Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment arrangement number of options available to purchase (in shares)		58,631,907
Share-based compensation arrangement by share-based payment award, number of shares available for grant (in shares)			22,834,641		22,834,641
Unrecognized compensation expense	14,600,000
2021 Plan | Unvested restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement equity instruments other than granted during the period (in shares)					0		12,758,000
2021 Plan | Unvested restricted stock units | Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award vesting period		4 years
Share based compensation by share based payment arrangement equity instruments other than granted during the period (in shares)		12,500,000
Incremental compensation expense	22,500,000
2021 Plan | Unvested restricted stock units | Share Price Hurdle Achieved One | Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award percentage of non option equity instruments granted		50.00%
Share based payment arrangement by share based payment award vested after share price hurdle achieved (in dollars per share)		$ 15.00
2021 Plan | Unvested restricted stock units | Share Price Hurdle Achieved Two | Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award percentage of non option equity instruments granted		50.00%
Share based payment arrangement by share based payment award vested after share price hurdle achieved (in dollars per share)		$ 20.00
2021 Plan | Share-based Payment Arrangement, Option | Class A common stock, par value, $0.0001 per share | Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment arrangement number of options available to purchase (in shares)		5,000,000
2021 Plan | Share-based Payment Arrangement, Tranche One | Share-based Payment Arrangement, Option | Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage		25.00%
Share based compensation arrangement by share based payment award vesting period		12 months
2021 Plan | Share-based Payment Arrangement, Tranche Two | Unvested restricted stock units | Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage		75.00%
Share based compensation arrangement by share based payment award vesting period		36 months
2021 Plan | Share-based Payment Arrangement, Tranche Two | Share-based Payment Arrangement, Option | Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage		75.00%
Share based compensation arrangement by share based payment award vesting period		36 months
Equity Incentive Plan 2021, Modified | Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	$ 21,200,000
CEO Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, grants in period, weighted average grant date fair value (in dollars per share)						$ 3.54	$ 3.54
Unrecognized compensation cost related to unvested stock options			$ 59,100,000		$ 59,100,000		$ 73,100,000
Options granted (in shares)					25,000,000		25,000,000
Weighted-average exercise price (in dollars per share)			$ 10.00		$ 10.00		$ 10.00
Weighted-average remaining contractual term					8 years 4 months 24 days		9 years 2 months 12 days
Aggregate Intrinsic Value			$ 0		$ 0		$ 0
Share based compensation by share based payment award options shares issued in period					0			0
Compensation cost related to options expected to be recognised over a weighted average service period					3 years 9 months 18 days		4 years 4 months 24 days
CEO Incentive Plan | Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement option granted to purchase stock at exercise price (in dollars per share)		$ 10.00
CEO Incentive Plan | Unvested restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date fair value of RSUs vested					$ 33,500,000	$ 500,000	$ 800,000
Unrecognised compensation cost related to Equity instruments other than options			$ 33,600,000		$ 33,600,000		$ 42,200,000
Compensation cost related to equity instruments other than options expected to be recognised over a weighted average service period					2 years 4 months 24 days		1 year 8 months 12 days